Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000007973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007973
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%	1.63%	2.88%
NACC2 Index: Bloomberg OH Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg OH Municipal Bond Index
Average Annual Return, Percent	4.80%	1.20%	2.39%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%	1.35%	2.45%